                         DOMINI SOCIAL INVESTMENTS LLC
                            536 BROADWAY, 7TH FLOOR
                            NEW YORK, NY 10012-3915

November 30, 2004

VIA EDGAR
---------

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:     Domini Institutional Trust
        File Nos. 333-14449 and 811-07599

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Domini
Institutional Trust, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectus and the Statement of Additional
Information that would have been filed by the Trust pursuant to Rule 497(c) upon effectiveness of Post-Effective Amendment No. l3 to the Trust's Registration
Statement on Form N-1A would not have differed from those contained in the
Amendment. The Amendment, which was filed via the EDGAR system on November 24,
2004, is the most recent amendment to the Trust's registration statement.

Please call the undersigned at (212) 217-1071 with any questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger
Elizabeth L. Belanger
Director of Compliance